RESTRICTED CASH - Disclosure of Detailed Information About Restricted Cash (Details) $ in Thousands, $ in Millions	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of restricted cash [line items]
Non-Current Restricted Cash		$ 144,267	$ 106,072
Nevada Division of Environmental Protection bond [Member]
Disclosure of restricted cash [line items]
Non-Current Restricted Cash		20,177	19,346	$ 17,700
SAT Primero tax dispute [Member]
Disclosure of restricted cash [line items]
Non-Current Restricted Cash	$ 2,229	$ 124,090	$ 86,726